Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SUMMER STREET TRUST
Prospectus Date	rr_ProspectusDate	Jun. 29, 2012
ATC | Fidelity Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Global High Income Fund/Fidelity Advisor® Global High Income Fund A, T, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income. Growth of capital may also be considered.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, of U.S. and non-U.S. issuers, including emerging market countries.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Allocating investments across different countries and regions.
  Investing in securities issued throughout the world, including potentially significant investments in U.S. issuers.
  Using a base neutral mix of approximately 60% U.S. high yield, 20% emerging markets debt, 15% European high yield, and 5% Asian high yield.
  Adjusting allocation among markets within the following ranges: U.S. high yield (40%-80%); emerging markets debt (5%-35%); European high yield (0%-30%); and Asian high yield (0%-10%).
  Analyzing an issuer using fundamental factors (e.g., financial condition, earnings outlook, and strategy) and evaluating each security's current price relative to estimated long-term value to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
ATC | Fidelity Global High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Management fee	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual operating expenses	rr_ExpensesOverAssets	1.38%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year	rr_ExpenseExampleYear01	535
3 years	rr_ExpenseExampleYear03	819
5 years	rr_ExpenseExampleYear05	1,125
10 years	rr_ExpenseExampleYear10	1,991
1 year	rr_ExpenseExampleNoRedemptionYear01	535
3 years	rr_ExpenseExampleNoRedemptionYear03	819
5 years	rr_ExpenseExampleNoRedemptionYear05	1,125
10 years	rr_ExpenseExampleNoRedemptionYear10	1,991
ATC | Fidelity Global High Income Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Management fee	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual operating expenses	rr_ExpensesOverAssets	1.39%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year	rr_ExpenseExampleYear01	536
3 years	rr_ExpenseExampleYear03	822
5 years	rr_ExpenseExampleYear05	1,130
10 years	rr_ExpenseExampleYear10	2,002
1 year	rr_ExpenseExampleNoRedemptionYear01	536
3 years	rr_ExpenseExampleNoRedemptionYear03	822
5 years	rr_ExpenseExampleNoRedemptionYear05	1,130
10 years	rr_ExpenseExampleNoRedemptionYear10	2,002
ATC | Fidelity Global High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Management fee	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual operating expenses	rr_ExpensesOverAssets	2.15%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
1 year	rr_ExpenseExampleYear01	318
3 years	rr_ExpenseExampleYear03	673
5 years	rr_ExpenseExampleYear05	1,154
10 years	rr_ExpenseExampleYear10	2,483
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	673
5 years	rr_ExpenseExampleNoRedemptionYear05	1,154
10 years	rr_ExpenseExampleNoRedemptionYear10	2,483

[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.